GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
8	GOODWILL AND OTHER INTANGIBLE ASSETS

(a) Intangible assets, net

	December 31,
	2013	2014
	RMB	RMB
Unamortized intangible assets
Operating rights	2,509	2,509
Total intangible assets	2,509	2,509

Operating right represents the legal right acquired in business combination to operate drugstores in certain areas where only one drugstore is permitted to operate according to governmental regulations. Management believes there is no foreseeable limit on the period of time over which the operating right is expected to contribute to the cash flow of the Group. As a result, the operating right is considered to have an indefinite life.

(b) Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
	RMB	RMB

Gross goodwill as of January 1	51,819	51,819
Accumulated impairment losses	-	-

Net goodwill as of December 31	51,819	51,819